Share capital and capital risk management - Summary of detailed information about changes in equity (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Beginning Balance	$ 25	$ 659,399	$ 513,255
Number of shares	16,250,002	87,133,506	70,409,317
Net value of Series A shares on April 4, 2018	$ 717,820
Number of shares	74,500,000
Net value of Series A shares on February 13, 2019			$ 55,000
Number of shares			5,500,000
Net value of Series A shares on July 25, 2019			$ 91,143
Number of shares			10,906,257
Net value of Series A shares redeemed on April 4, 2018	$ (204,590)
Number of shares	(20,340,685)
Series A shares granted for the LTIP		$ 1	$ 1
Number of shares		717,782	317,932
Ending Balance	$ 513,255	$ 659,400	$ 659,399
Number of shares	70,409,317	87,851,288	87,133,506
Series A Publicly Traded Shares [member]
Beginning Balance		$ 569,160	$ 423,017
Number of shares		77,315,572	60,909,315
Net value of Series A shares on April 4, 2018	$ 627,582
Number of shares	65,000,000
Net value of Series A shares on February 13, 2019			$ 55,000
Number of shares			5,500,000
Net value of Series A shares on July 25, 2019			$ 91,143
Number of shares			10,906,257
Net value of Series A shares redeemed on April 4, 2018	$ (204,590)
Number of shares	(20,340,685)
Net value of Series B shares converted into Series A shares on April 4, 2018	$ 25
Number of shares	16,250,000
Ending Balance	$ 423,017	$ 569,160	$ 569,160
Number of shares	60,909,315	77,315,572	77,315,572
Series A private offering [member]
Beginning Balance		$ 90,239	$ 90,238
Number of shares		9,817,932	9,500,000
Net value of Series A shares on April 4, 2018	$ 90,238
Number of shares	9,500,000
Series A shares granted for the LTIP		$ 1	$ 1
Number of shares		717,782	317,932
Ending Balance	$ 90,238	$ 90,240	$ 90,239
Number of shares	9,500,000	10,535.714	9,817,932
Series B common shares [member]
Beginning Balance	$ 25
Number of shares	16,250,000
Net value of Series B shares converted into Series A shares on April 4, 2018	$ (25)
Number of shares	(16,250,000)
Series C common shares [member]
Number of shares	2	2	2
Number of shares	2	2	2